Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 19, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)		$ 885	$ 917
Impairment charge related to long-lived assets (in Dollars)		$ 14,160
Variable number of shares, percentage	90.00%
Expected dividend yield rate		0.00%
Income tax percentage		50.00%
ROU assets (in Dollars)				$ 4,120
Lease liabilities for operating leases (in Dollars)		$ 1,239		$ 4,120
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Investee voting percentage		20.00%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Investee voting percentage		50.00%
Expected term			3 years 9 months 18 days
Accounts Receivable [Member] | Four Customers [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		55.00%
Accounts Receivable [Member] | Three Customers [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			43.00%
Restricted Stock Units (RSUs), Market-Based [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Expected term		2 years 1 month 6 days
Restricted Stock Units (RSUs), Market-Based [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Expected term		2 years 4 months 24 days